RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Tables)	12 Months Ended
Oct. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Contribution Plan Disclosures
Our defined contribution plan expenses included in income from operations were as follows:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Contributions to the 401(k) Plan	$46	$47	$46
Contributions to plans outside the U.S	51	51	47
Total defined contribution plan expense	$97	$98	$93

Schedule of Net Benefit Costs
For the years ended October 31, 2024, 2023 and 2022, components of net periodic benefit cost and other amounts recognized in other comprehensive income were comprised of:

	Pensions						U.S. Post-Retirement Benefit Plans
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans

	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(in millions)
Net periodic benefit cost (income)
Service cost - benefits earned during the period	$—	$—	$—	$15	$16	$22	$1	$—	$1
Interest cost on benefit obligation	21	21	14	26	24	9	4	4	2
Expected return on plan assets	(21)	(19)	(27)	(37)	(36)	(43)	(4)	(4)	(6)
Amortization of net actuarial (gain) loss	2	—	—	(16)	(2)	25	(1)	(1)	(2)
Amortization of prior service benefit	—	—	—	—	—	—	(1)	(1)	(1)
Total net periodic benefit cost (income)	$2	$2	$(13)	$(12)	$2	$13	$(1)	$(2)	$(6)
Settlement loss	$2	$4	$4	$—	$—	$—	$—	$—	$—
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial (gain) loss	$(31)	$22	$16	$(24)	$(13)	$(83)	$(11)	$9	$15
Amortization of net actuarial (gain) loss	(2)	—	—	16	2	(25)	1	1	2
Amortization of prior service benefit	—	—	—	—	—	—	1	1	1
Loss due to settlement	(2)	(4)	(4)	—	—	—	—	—	—
Foreign currency	—	—	—	2	2	11	—	—	—
Total recognized in other comprehensive (income) loss	$(35)	$18	$12	$(6)	$(9)	$(97)	$(9)	$11	$18
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$(31)	$24	$3	$(18)	$(7)	$(84)	$(10)	$9	$12

Schedule of Funded status of Defined Benefit and Post-Retirement Benefit plans
Funded Status.    As of October 31, 2024 and 2023, the funded status of the defined benefit and post-retirement benefit plans was:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2024	2023	2024	2023	2024	2023
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$359	$396	$791	$748	$76	$85
Actual return on plan assets	88	(8)	119	14	16	(2)
Employer contributions	—	—	20	21	—	—
Participants' contributions	—	—	2	1	—	—
Benefits paid	(10)	(8)	(36)	(35)	(6)	(7)
Settlements	(23)	(21)	—	—	—	—
Currency impact	—	—	21	42	—	—
Fair value — end of year	$414	$359	$917	$791	$86	$76
Change in benefit obligation:
Benefit obligation — beginning of year	$343	$357	$682	$665	$65	$65
Service cost	—	—	15	16	1	—
Interest cost	21	21	26	24	4	4
Participants' contributions	—	—	2	1	—	—
Actuarial (gain) loss	36	(5)	60	(33)	1	3
Benefits paid	(11)	(9)	(36)	(35)	(6)	(7)
Settlements	(23)	(21)	—	—	—	—
Currency impact	—	—	23	44	—	—
Benefit obligation — end of year	$366	$343	$772	$682	$65	$65
Overfunded (underfunded) status of PBO	$48	$16	$145	$109	$21	$11

Amounts recognized in the consolidated balance sheet

Amounts recognized in the consolidated balance sheet consist of:
Other assets	$51	$19	$236	$174	$21	$11
Employee compensation and benefits	—	(1)	—	—	—	—
Retirement and post-retirement benefits	(3)	(2)	(91)	(65)	—	—
Total net asset (liability)	$48	$16	$145	$109	$21	$11

Amounts recognized in accumulated other comprehensive income (loss)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss):
Actuarial (gains) losses	$31	$66	$37	$43	$(6)	$4
Prior service costs (benefits)	—	—	—	—	(1)	(2)
Total	$31	$66	$37	$43	$(7)	$2

Schedule of Allocation of Plan Assets
The following tables present the fair value of U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023.

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$2	$—	$—	$—	$2
Equity	211	54	—	—	157
Fixed Income	200	—	—	—	200
Other Investments	1	—	—	1	—
Total assets measured at fair value	$414	$54	$—	$1	$359
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$2	$—	$—	$—	$2
Equity	182	44	—	—	138
Fixed Income	174	—	—	—	174
Other Investments	1	—	—	1	—
Total assets measured at fair value	$359	$44	$—	$1	$314
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following tables present the fair value of U.S. Post-Retirement Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023.

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$1	$—	$—	$—	$1
Equity	42	11	—	—	31
Fixed Income	42	—	—	—	42
Other Investments	1	—	—	1	—
Total assets measured at fair value	$86	$11	$—	$1	$74
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$—	$—	$—	$—	$—
Equity	39	10	—	—	29
Fixed Income	36	—	—	—	36
Other Investments	1	—	—	1	—
Total assets measured at fair value	$76	$10	$—	$1	$65
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.
The following tables present the fair value of non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2024 and 2023:

		Fair Value Measurement at October 31, 2024 Using
	October 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$26	$14	$12	$—	$—
Equity	389	305	—	—	84
Fixed Income	352	60	159	—	133
Annuity Contract	150	—	—	150	—
Total assets measured at fair value	$917	$379	$171	$150	$217
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

		Fair Value Measurement at October 31, 2023 Using
	October 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling (1)
	(in millions)
Cash and Cash Equivalents	$17	$1	$16	$—	$—
Equity	367	266	—	—	101
Fixed Income	321	113	113	—	95
Annuity Contract	86	—	—	86	—
Total assets measured at fair value	$791	$380	$129	$86	$196
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Defined benefit plans assets measured at fair value using significant unobservable inputs (level 3)
For U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31.
	2024	2023
Balance, beginning of year	$1	$2
Realized gains/(losses)	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	(1)
Transfers in (out)	—	—
Balance, end of year	$1	$1
For U.S. Post-Retirement Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31,
	2024	2023
Balance, beginning of year	$1	$1
Realized gains/(losses)	—	—
Unrealized gains/(losses)	—	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	—	—
Balance, end of year	$1	$1
For non-U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2024 and 2023:

	Years Ended October 31,
	2024	2023
Balance, beginning of year	$86	$92
Unrealized gains (losses)	4	(5)
Purchases, sales, issuances, and settlements	(7)	(6)
Transfers in (out)	60	—
Currency impact	7	5
Balance, end of year	$150	$86

Combined projected benefit obligation, accumulated benefit obligations and fair value of plan assets
The table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2024 or 2023.

	2024		2023
	Benefit Obligation		Benefit Obligation
		Fair Value of Plan Assets		Fair Value of Plan Assets
	PBO		PBO
	(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$3	$—	$3	$—
U.S. defined benefit plans where fair value of plan assets exceeds PBO	363	414	340	359
Total	$366	$414	$343	$359

Non-U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$249	$157	$197	$132
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	523	760	485	659
Total	$772	$917	$682	$791

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$3	$—	$3	$—
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	363	414	340	359
Total	$366	$414	$343	$359

Non-U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$241	$157	$192	$132
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	518	760	480	659
Total	$759	$917	$672	$791

Schedule of expected benefit payments	The following table presents expected future benefit payments for the next 10 years:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
2025	$30	$37	$7
2026	$29	$38	$7
2027	$29	$39	$8
2028	$31	$40	$8
2029	$27	$40	$7
2030 - 2034	$126	$208	$29

Assumptions used to calculate the net periodic cost and benefit obligation
Assumptions used to calculate the net periodic cost (benefit) in each year were as follows:

	For years ended October 31,
	2024	2023	2022
U.S. defined benefit plans:
Discount rate	6.50%	6.00%	2.75%
Expected long-term return on assets	6.00%	5.00%	5.00%
Non-U.S. defined benefit plans:
Discount rate	1.78-5.63%	1.50-4.77%	0.29-1.76%
Average increase in compensation levels	2.00-3.25%	2.00-3.25%	2.00-3.50%
Expected long-term return on assets	4.00-5.00%	3.25-5.50%	2.75-5.50%
Interest crediting rate for cash balance plans	0.50-1.80%	0.50-2.10%	0.30-0.50%
U.S. post-retirement benefits plans:
Discount rate	6.60%	6.00%	2.75%
Expected long-term return on assets	6.00%	5.00%	5.00%
Current medical cost trend rate	6.50%	7.00%	6.00%
Ultimate medical cost trend rate	4.75%	4.75%	4.50%
Medical cost trend rate decreases to ultimate rate in year	2029	2029	2027

Assumptions used to calculate the benefit obligation were as follows:

	As of the Years Ending October 31,
	2024	2023
U.S. defined benefit plans:
Discount rate	5.50%	6.50%
Non-U.S. defined benefit plans:
Discount rate	0.95-5.31%	1.78-5.63%
Average increase in compensation levels	2.00-3.25%	2.00-3.25%
Interest crediting rate for cash balance plans	0.75-1.80%	0.50-1.80%
U.S. post-retirement benefits plans:
Discount rate	5.50%	6.60%
Current medical cost trend rate	6.00%	6.50%
Ultimate medical cost trend rate	4.75%	4.75%
Medical cost trend rate decreases to ultimate rate in year	2029	2029